UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

7/31

Date of reporting period: 4/30/09

Item 1.  Schedule of Investments.

The Arrow DWA Balanced Fund
PORTFOLIO OF INVESTMENTS
April 30, 2009 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 99.6%
		COMMODITY FUNDS - 6.3%
	497,688	Powershares DB Gold Fund *	$ 16,035,508

		DEBT INDEX FUNDS - 35.9%
	448,474	iShares Barclays 7-10 Year Treaury Bond Fund	42,008,560
	142,782	iShares Barclays TIPS Bond Fund	14,341,024
	447,958	Vanguard Short-Term Bond ETF	35,388,682
			91,738,266

		EQUITY INDEX FUNDS - 39.3%
	373,094	iShares Dow Jones US Consumer Goods Sector Index Fund	16,457,176
	394,947	iShares Dow Jones US Consumer Services Sector Index Fund	17,602,788
	317,127	iShares Dow Jones US Healthcare Sector Index Fund	15,650,218
	2,308,780	Powershares Dynamic Large Cap Growth Portfolio	25,373,492
	563,000	Vanguard Small-Cap Growth ETF	25,351,890
			100,435,564

		FOREIGN INDEX FUNDS - 18.1%
	320,600	iShares FTSE/Xinhua China 25 Index Fund	10,252,788
	637,000	iShares MSCI Hong Kong Index Fund	7,561,190
	1,060,742	iShares MSCI Japan Index Fund	9,026,914
	1,220,000	iShares MSCI Malaysia Index Fund	9,918,600
	579,532	iShares MSCI Switzerland Index Fund	9,400,009
			46,159,501

		TOTAL EXCHANGE TRADED FUNDS (Cost $263,136,103)	254,368,839

		SHORT-TERM INVESTMENTS - 0.4%
	991,557	Milestone Treasury Obligation Portfolio, Institutional Class,
		to yield 0.19%**, 5/1/09 (Cost $991,557)	991,557

		TOTAL INVESTMENTS - 100.0% (Cost $264,127,660) (a)	$ 255,360,396
		OTHER ASSETS & LIABILITIES - 0.0%	106,992
		NET ASSETS - 100.0%	$ 255,467,388

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is subtantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 13,363,464
		Unrealized Depreciation:	(22,130,728)
		Net Unrealized Depreciation:	$ (8,767,264)

*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on April 30, 2009.

	Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and
	semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad level listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.

	The following is a summary of the inputs used as of April 30, 2009 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securites ($)
Level 1- Quoted Prices	254,368,839
Level 2 - Other Significant Observable Inputs	991,557
Level 3 - Significant Unobservable Inputs	0
Total	255,360,396

The Arrow DWA Tactical Fund
PORTFOLIO OF INVESTMENTS
April 30, 2009 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 99.7%
		COMMODITY FUNDS - 8.6%
	41,003	Powershares DB Gold Fund *	$ 1,321,117

		DEBT INDEX FUNDS - 14.0%
	4,929	iShares Barclays 7-10 Year Treaury Bond Fund	461,699
	12,317	iShares Barclays TIPS Bond Fund	1,237,119
	5,694	Vanguard Short-Term Bond ETF	449,826
			2,148,644

		EQUITY INDEX FUNDS - 62.5%
	42,668	iShares Dow Jones US Consumer Goods Sector Index Fund	1,882,086
	47,106	iShares Dow Jones US Consumer Services Sector Index Fund	2,099,514
	37,017	iShares Dow Jones US Healthcare Sector Index Fund	1,826,789
	55,775	Powershares QQQ	1,911,967
	44,825	Vanguard Growth ETF	1,841,411
			9,561,767

		FOREIGN INDEX FUNDS - 14.6%
	14,275	iShares FTSE/Xinhua China 25 Index Fund	456,515
	37,900	iShares MSCI Hong Kong Fund	449,873
	51,475	iShares MSCI Japan Index Fund	438,052
	55,019	iShares MSCI Malaysia Index Fund	447,304
	27,625	iShares MSCI Switzerland Index Fund	448,078
			2,239,822

		TOTAL EXCHANGE TRADED FUNDS (Cost $14,923,225)	15,271,350

		SHORT-TERM INVESTMENTS - 0.3%
	48,854	Milestone Treasury Obligation Portfolio, Institutional Class,
		to yield 0.19%**, 5/1/09 (Cost $48,854)	48,854

		TOTAL INVESTMENTS - 100.0% (Cost $14,972,079) (a)	$ 15,320,204
		OTHER ASSETS & LIABILITIES - 0.0%	3,393
		NET ASSETS - 100.0%	$ 15,323,597

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is subtantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 993,445
		Unrealized Depreciation:	(645,320)
		Net Unrealized Appreciation:	$ 348,125

*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on April 30, 2009.

	Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and
	semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad level listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.

	The following is a summary of the inputs used as of April 30, 2009 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securites ($)
Level 1- Quoted Prices	15,271,350
Level 2 - Other Significant Observable Inputs	48,854
Level 3 - Significant Unobservable Inputs	0
Total	15,320,204

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS
April 30, 2009 (Unaudited)
	Shares		Value
		COMMON STOCKS - 24.8%^
		ADVERTISING - 0.2%
	7,100	Harte-Hanks, Inc.	$ 58,646
	9,500	Interpublic Group of Cos, Inc. *	59,470
			118,116

		AEROSPACE/DEFENSE - 0.1%
	2,300	Cubic Corp.	66,033

		AGRICULTURE - 0.3%
	3,600	Altria Group, Inc.	58,788
	1,800	Philip Morris International, Inc.	65,160
	1,700	Reynolds American, Inc.	64,566
			188,514

		APPAREL - 0.2%
	3,000	Carter's, Inc. *	64,140
	5,800	Timberland Co. (The) *	94,192
			158,332

		BANKS - 0.8%
	2,500	Bancorpsouth, Inc.	58,125
	1,900	Commerce Bancshares, Inc. (MO)	62,890
	1,400	Cullen/Frost Bankers, Inc.	65,926
	2,800	FirstMerit Corp.	54,348
	1,700	Northern Trust Corp.	92,412
	1,900	Prosperity Bancshares, Inc.	52,763
	5,500	TCF Financial Corp.	76,505
	2,400	Trustmark Corp.	52,176
	3,700	Wilshire Bancorp, Inc.	14,948
			530,093

		BEVERAGES - 0.1%
	1,700	Coca-Cola Co. (The)	73,185

		BIOTECHNOLOGY - 0.5%
	4,500	Amgen, Inc. *	218,115
	2,900	Martek Biosciences Corp.	52,838
	2,600	OSI Pharmaceuticals, Inc. *	87,282
			358,235

		BUILDING MATERIALS - 0.1%
	700	Martin Marietta Materials, Inc.	58,821

		CHEMICALS - 0.5%
	3,700	Cabot Corp.	54,020
	4,000	Schulman A, Inc.	62,760
	2,300	Sensient Technologies Corp.	53,774
	1,700	Sherwin-Williams Co. (The)	96,288
	4,300	Valspar Corp.	103,200
			370,042

		COMMERCIAL SERVICES - 1.6%
	2,100	Apollo Group, Inc. *	132,195
	3,100	Automatic Data Processing, Inc.	109,120
	4,450	Career Education Corp. *	98,078
	4,500	Corinthian Colleges, Inc. *	69,300
	4,800	Cross Country Healthcare, Inc. *	42,288
	3,600	Deluxe Corp.	52,200
	1,300	DeVry, Inc.	55,328
	7,900	H&R Block, Inc.	119,606
	3,000	Hillenbrand, Inc.	54,540
	600	ITT Educational Services, Inc. *	60,462
	4,700	Rent-A-Center, Inc. (TX) *	90,475
	4,100	SAIC, Inc. *	74,210
	12,100	Service Corp. (US)	54,813
	3,800	Universal Technical Institute, Inc. *	54,112
	1,200	Watson Wyatt Worldwide, Inc.	63,660
			1,130,387

		COMPUTERS - 1.2%
	1,600	Affiliated Computer Services, Inc. *	77,408
	1,800	CACI International, Inc. *	71,190
	3,600	Catapult Communications Corp. *	26,604
	16,100	Ciber, Inc. *	52,003
	3,900	Computer Sciences Corp. *	144,144
	6,300	Dell, Inc. *	73,206
	1,400	Diebold, Inc.	37,002
	2,200	International Business Machines Corp.	227,062
	3,300	Lexmark International, Inc. *	64,746
	3,200	Synopsys, Inc. *	69,696
			843,061

		COSMETICS/PERSONAL CARE - 0.1%
	2,900	Alberto-Culver Co.	64,641

		DISTRIBUTION/WHOLESALE - 0.6%
	3,600	Genuine Parts Co.	122,256
	3,600	Ingram Micro, Inc. *	52,272
	3,300	LKQ Corp. *	56,034
	1,700	Watsco, Inc.	73,015
	1,300	WW Grainger, Inc.	109,044
			412,621

		DIVERSIFIED FINANCIAL SERVICES - 0.1%
	14,200	LaBranche & Co., Inc. *	59,356

		ELECTRIC - 1.0%
	5,600	Avista Corp.	84,280
	1,700	CH Energy Group, Inc.	75,548
	4,100	Consolidated Edison, Inc.	152,233
	4,200	DTE Energy Co.	124,194
	2,000	NSTAR	62,820
	2,700	PG&E Corp.	100,224
	2,500	Pinnacle West Capital Corp.	68,450
	1,900	Progress Energy, Inc.	64,828
			732,577

		ELECTRONICS - 0.1%
	2,400	Arrow Electronics, Inc. *	54,576

		ENGINEERING & CONSTRUCTION - 0.4%
	2,600	Aecom Technology Corp. *	66,898
	1,500	Granite Construction, Inc.	59,175
	4,000	Insituform Technologies, Inc. *	61,320
	2,200	URS Corp. *	96,932
			284,325

		ENTERTAINMENT - 0.1%
	2,600	DreamWorks Animation SKG, Inc. *	62,426

		ENVIRONMENTAL CONTROL - 0.2%
	4,500	Waste Management, Inc.	120,015

		FOOD - 0.8%
	3,300	Dean Foods Co. *	68,310
	2,400	Hershey Co. (The)	86,736
	2,900	Nash Finch Co.	84,941
	1,400	Ralcorp Holdings, Inc. *	80,024
	9,000	Sara Lee Corp.	74,880
	4,310	Sysco Corp.	100,552
	3,323	Tootsie Roll Industries, Inc.	80,915
			576,358

		FOREST PRODUCTS&PAPER - 0.1%
	3,600	Schweitzer-Mauduit International, Inc.	82,692

		GAS - 0.2%
	6,800	Southern Union Co.	108,188
	1,900	WGL Holdings, Inc.	59,166
			167,354

		HAND/MACHINE TOOLS - 0.1%
	1,400	Regal-Beloit Corp.	56,882

		HEALTHCARE-PRODUCTS - 0.3%
	10,800	Boston Scientific Corp. *	90,828
	2,750	Greatbatch, Inc. *	57,860
	5,500	Invacare Corp.	84,645
			233,333

		HEALTHCARE-SERVICES - 0.8%
	3,300	Centene Corp. *	60,621
	1,600	DaVita, Inc. *	74,192
	2,200	LHC Group, Inc. *	50,204
	233	LifePoint Hospitals, Inc. *	6,023
	2,800	Molina Healthcare, Inc. *	60,620
	6,100	Odyssey HealthCare, Inc. *	63,196
	1,700	Quest Diagnostics, Inc. (DE)	87,261
	3,600	RehabCare Group, Inc. *	60,120
	2,200	UnitedHealth Group, Inc.	51,744
	1,300	WellPoint, Inc. *	55,588
			569,569

		HOUSEHOLD PRODUCTS/WARES - 0.2%
	2,600	Avery Dennison Corp.	74,724
	1,500	Scotts Miracle-Gro Co. (The)	50,655
	3,800	Standard Register Co. (The)	19,836
			145,215

		INSURANCE - 1.3%
	1,700	AON Corp.	71,740
	4,700	Brown & Brown, Inc.	91,462
	3,000	Chubb Corp.	116,850
	1,200	Everest Re Group, Ltd.	89,568
	2,300	Hanover Insurance Group Inc. (The)	68,954
	3,300	HCC Insurance Holdings, Inc.	78,936
	303	Infinity Property & Casualty Corp.	10,678
	1,700	MetLife, Inc.	50,575
	1,600	Safety Insurance Group, Inc.	52,880
	2,000	Tower Group, Inc.	54,380
	3,400	Travelers Cos, Inc. (The)	139,876
	3,700	WR Berkley Corp.	88,467
			914,366

		INTERNET - 0.7%
	1,400	Amazon.com, Inc. *	112,728
	5,000	Avocent Corp. *	72,200
	4,300	Expedia, Inc. *	58,523
	2,500	F5 Networks, Inc. *	68,175
	2,400	NetFlix, Inc. *	108,744
	5,900	Symantec Corp. *	101,775
			522,145

		MACHINERY-DIVERSIFIED - 0.1%
	5,200	Briggs & Stratton Corp.	77,376

		MEDIA - 0.3%
	3,900	DIRECTV Group, Inc. (The) *	96,447
	5,500	Time Warner, Inc.	120,065
			216,512

		METAL FABRICATE/HARDWARE - 0.0%
	1,000	Lawson Products, Inc. (IL)	11,480

		MINING - 0.1%
	1,500	Newmont Mining Corp.	60,360

		MISCELLANEOUS MANUFACTURER - 0.2%
	6,500	Federal Signal Corp.	50,505
	7,100	Griffon Corp. *	61,557
	2,100	Pall Corp.	55,461
			167,523

		OFFICE FURNISHINGS - 0.1%
	3,200	HNI Corp.	49,600

		OFFICE/BUSINESS EQUIPMENT - 0.1%
	2,850	Pitney Bowes, Inc.	69,939

		OIL&GAS - 1.4%
	3,100	Chevron Corp.	204,910
	2,600	Comstock Resources, Inc. *	89,596
	4,100	Exxon Mobil Corp.	273,347
	2,900	Occidental Petroleum Corp.	163,241
	5,200	Sunoco, Inc.	137,852
	4,800	Tesoro Corp.	73,200
	3,300	Valero Energy Corp.	65,472
			1,007,618

		OIL&GAS SERVICES - 0.2%
	1,600	CARBO Ceramics, Inc.	49,136
	800	SEACOR Holdings, Inc. *	52,576
			101,712

		PACKAGING & CONTAINERS - 0.4%
	1,500	Ball Corp.	56,580
	4,700	Bemis Co., Inc.	112,988
	2,000	Rock-Tenn Co.	75,520
	1,100	Sonoco Products Co.	26,851
			271,939

		PHARMACEUTICALS - 2.4%
	3,600	Abbott Laboratories	150,660
	2,900	Cardinal Health, Inc.	97,991
	900	Cephalon, Inc. *	59,049
	2,000	Eli Lilly & Co.	65,840
	4,220	Forest Laboratories, Inc. *	91,532
	11,150	King Pharmaceuticals, Inc. *	87,862
	2,600	Merck & Co., Inc. (NJ)	63,024
	7,800	Mylan, Inc. (PA) *	103,350
	6,600	Noven Pharmaceuticals, Inc. *	68,112
	6,000	Omnicare, Inc.	154,260
	2,933	Par Pharmaceutical Cos, Inc. *	31,471
	15,820	Pfizer, Inc.	211,355
	3,000	Salix Pharmaceuticals, Ltd. *	33,000
	5,700	Schering-Plough Corp.	131,214
	627	Teva Pharmaceutical Industries, Ltd.	27,519
	4,700	Valeant Pharmaceuticals International *	78,772
	2,250	Watson Pharmaceuticals, Inc. *	69,615
	4,100	Wyeth	173,840
			1,698,466

		PIPELINES - 0.1%
	7,200	Spectra Energy Corp.	104,400

		RETAIL - 2.8%
	5,900	99 Cents Only Stores *	63,366
	1,600	Advance Auto Parts, Inc.	70,000
	500	AutoZone, Inc. *	83,195
	2,500	Casey's General Stores, Inc.	66,525
	3,000	Cato Corp. (The)	57,660
	2,400	Childrens Place Retail Stores, Inc. (The) *	68,256
	4,000	Collective Brands, Inc. *	58,080
	2,300	Darden Restaurants, Inc.	85,031
	2,200	Dollar Tree, Inc. *	93,148
	2,900	Family Dollar Stores, Inc.	96,251
	6,400	Foot Locker, Inc.	76,096
	6,000	Fred's, Inc.	81,960
	6,200	HOT Topic, Inc. *	75,888
	3,100	Jo-Ann Stores, Inc. *	56,792
	1,300	JOS A Bank Clothiersm Inc. *	52,572
	4,400	Macy's, Inc.	60,192
	1,800	McDonald's Corp.	95,922
	1,700	O'Reilly Automotive, Inc. *	66,045
	1,000	Panera Bread Co. *	56,010
	4,000	PetMed Express, Inc. *	65,040
	3,500	PetSmart, Inc.	80,080
	5,300	RadioShack Corp.	74,624
	1,900	Ross Stores, Inc.	72,086
	4,900	Steak N Shake Co. (The) *	56,644
	1,600	Tractor Supply Co. *	64,608
	3,040	Wal-Mart Stores, Inc.	153,216
	1,900	World Fuel Services Corp.	72,447
			2,001,734

		SEMICONDUCTORS - 0.4%
	24,600	Atmel Corp. *	94,464
	13,200	Integrated Device Technology, Inc. *	71,676
	8,200	Micrel, Inc.	61,500
	1,500	Semtech Corp. *	21,630
	4,800	Ultratech, Inc. *	64,896
			314,166

		SOFTWARE - 1.1%
	4,400	Broadridge Financial Solutions, Inc.	85,140
	6,500	CA, Inc.	112,125
	8,200	Compuware Corp. *	61,336
	4,600	CSG Systems International, Inc. *	66,700
	800	Dun & Bradstreet Corp.	65,120
	3,300	Fair Isaac Corp.	55,506
	7,100	Fidelity National Information Services, Inc.	126,735
	3,100	Intuit, Inc. *	71,703
	2,300	Metavante Technologies, Inc. *	54,257
	2,000	Sybase, Inc. *	67,920
			766,542

		TELECOMMUNICATIONS - 1.2%
	31,900	3Com Corp. *	129,195
	26,600	Adaptec, Inc. *	76,076
	1,900	Applied Signal Technology, Inc.	37,544
	5,600	Arris Group, Inc. *	59,752
	2,400	Black Box Corp.	65,688
	2,300	Embarq Corp.	84,088
	4,900	General Communication, Inc. *	37,534
	4,000	QUALCOMM, Inc.	169,280
	14,800	Symmetricom, Inc. *	73,704
	3,900	Syniverse Holdings, Inc. *	49,140
	3,800	Tekelec *	58,900
	4,221	Tollgrade Communications, Inc. *	25,115
			866,016

		TEXTILES - 0.2%
	4,650	Cintas Corp.	119,319
	1,200	G&K Services, Inc.	29,964
			149,283

		TOYS/GAMES/HOBBIES - 0.1%
	1,900	Marvel Entertainment, Inc. *	56,696

		TRANSPORTATION - 0.2%
	1,650	Tidewater, Inc.	71,363
	5,400	Werner Enterprises, Inc.	88,290
			159,653

		WATER - 0.6%
	4,300	American States Water Co.	148,479
	15,100	Aqua America, Inc.	277,085
			425,564
		TOTAL COMMON STOCKS
		(Cost $17,045,516)	17,529,849

		EXCHANGE TRADED COMMODITY PRODUCTS - 11.0%^
	12,822	ETFS Leveraged Cocoa *	366,709
	7,880	ETFS Leveraged Copper *	74,624
	11,583	ETFS Leveraged Corn *	171,660
	23,636	ETFS Leveraged Gasoline *	158,597
	19,143	ETFS Leveraged Platinum *	216,699
	16,382	ETFS Leveraged Soybean Oil *	185,117
	3,120	ETFS Leveraged Soybeans *	67,392
	26,900	ETFS Leveraged Zinc *	236,720
	83,200	ETFS Live Cattle *	580,320
	6,252	ETFS Short Aluminium *	596,816
	1,800	ETFS Short Cocoa *	85,680
	7,395	ETFS Short Coffee *	508,628
	2,000	ETFS Short Cotton *	144,220
	2,199	ETFS Short Crude Oil *	204,837
	1,400	ETFS Short Gasoline *	101,766
	280	ETFS Short Gold *	13,350
	10,703	ETFS Short Heating Oil *	892,095
	6,161	ETFS Short Lean Hogs *	513,211
	6,480	ETFS Short Natural Gas *	837,670
	9,142	ETFS Short Nickel *	729,806
	1,564	ETFS Short Soybeans *	88,741
	1,174	ETFS Short Wheat *	93,650
	21,907	ETFS Silver *	322,471
	41,461	ETFS Sugar *	563,870
		TOTAL EXCHANGE TRADED COMMODITY
		PRODUCTS (Cost $7,125,731)	7,754,649

		EXCHANGE TRADED FUNDS - 14.6%^
		ASSET ALLOCATION EXCHANGE TRADED FUNDS - 1.9%
	67,100	PowerShares DB G10 Currency Harvest Fund *	1,374,208

		COMMODITY EXCHANGE TRADED FUNDS - 2.4%
	68,089	PowerShares DB Commodity Index Tracking Fund *	1,360,418
	9,463	PowerShares DB Gold Fund *	304,898
			1,665,316

		DEBT EXCHANGE TRADED FUNDS - 8.7%
	20,400	iShares iBoxx $ High Yield Corporate Bond Fund	1,555,908
	9,550	iShares iBoxx Investment Grade Corporate Bond Fund	918,710
	23,283	iShares JPMorgan USD Emerging Markets Bond Fund	2,133,188
	3,500	iShares S&P National Municipal Bond Fund	355,845
	3,900	PowerShares Emerging Markets Sovereign Debt Portfolio	89,154
	1,100	PowerShares High Yield Corporate Bond Portfolio	17,600
	22,100	SPDR DB International Government Inflation-Protected Bond ETF	1,058,590
			6,128,995

		EQUITY EXCHANGE TRADED FUNDS - 1.6%
	1,300	Claymore/BNY Mellon Frontier Markets ETF	16,120
	38,275	iShares MSCI Emerging Markets Index Fund	1,096,579
			1,112,699

		TOTAL EXCHANGE TRADED FUNDS
		(Cost $10,388,870)	10,281,218

	Contracts
		PURCHASED OPTIONS ON FUTURES - 7.1%
	150	S&P 500 Index E-Mini - Call	1,110,000
		Expiration June 2009, Exercise Price $730
	150	S&P 500 Index E-Mini - Call	999,000
		Expiration Sept 2009, Exercise Price $770
	150	S&P 500 Index E-Mini - Call	1,432,500
		Expiration December 2009, Exercise Price $710
	150	S&P 500 Index E-Mini - Call	1,280,250
		Expiration May 2009, Exercise Price $700
	150	S&P 500 Index E-Mini - Call	176,250
		Expiration May 2009, Exercise Price $870
	50	S&P 500 Index E-Mini - Put	40,750
		Expiration June 2009, Exercise Price $785
		TOTAL PURCHASED OPTIONS ON FUTURES
		(Cost $2,476,875)	5,038,750

		PURCHASED OPTIONS - 0.1%
	300	CBOE SPX Volatility Index - Call	16,500
		Expiration May 2009, Exercise Price $45
	55	CBOE SPX Volatility Index - Call	1,100
		Expiration May 2009, Exercise Price $50
	300	CBOE SPX Volatility Index - Call	12,000
		Expiration May 2009, Exercise Price $47.50
	12	Goldman Sachs Group, Inc. - Put	16,140
		Expiration July 2009, Exercise Price $130
		TOTAL PURCHASED OPTIONS
		(Cost $142,574)	45,740

	Principal
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 38.3%^
	$ 1,324,242	Fannie Mae Pool, 4.000% due 3/1/2023	1,342,037
	1,000,000	Fannie Mae, 4.750% due 11/19/2012	1,093,900
	765,000	Federal Farm Credit Bank, 4.900% due 4/15/2015	833,119
	3,750,000	Federal Home Loan Bank, 3.375% due 2/27/2013	3,925,125
	22,129	Federal National Mortgage Association, 5.500% due 10/1/2021	23,065
	736,106	Federal National Mortgage Association, 5.500% due 8/1/2020	768,627
	79,346	Federal National Mortgage Association, 5.500% due 8/1/2022	82,661
	500,000	Federal National Mortgage Association, 6.250% due 2/1/2011	525,400
	2,000,000	Freddie Mac, 4.375% due 10/25/2012	2,177,000
	123,000	Freddie Mac, 5.000% due 11/13/2014	134,808
	6,500,000	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/2018	6,550,737
	6,200,000	United States Treasury Inflation Indexed Bonds, 3.875% due 4/15/2029	9,644,516
		TOTAL U.S. GOVERNMENT AND AGENCY
		OBLIGATIONS (Cost $27,172,007)	27,100,995

	Shares
		SHORT-TERM INVESTMENTS - 5.5%
	3,900,313	Milestone Treasury Obligation Portfolio, Institutional Class,
		to yield 0.19%**, 5/1/09 (Cost $3,900,313)	3,900,313

		TOTAL INVESTMENTS - 101.3% (Cost $68,251,885) (a)	$ 71,651,514
		OTHER ASSETS & LIABILITIES - (1.3)%	(953,398)
		NET ASSETS - 100.0%	$ 70,698,116

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is subtantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation	$ 5,231,939
		Unrealized Depreciation	(1,832,310)
		Net Unrealized Appreciation	$ 3,399,629

*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on April 30, 2009.
^	All or a portion of each of these securities may be segregated as collateral for open futures/swaps contracts.

	Long (Short)		Unrealized
	Contracts		Gain / (Loss)
		OPEN LONG FUTURES CONTRACTS
	30	CBOE VIX Future May 2009	$ (62,250)
		(Underlying Face Amount at Value $1,108,500)
	5	CBOE VIX Future June 2009	(8,250)
		(Underlying Face Amount at Value $185,000)
	51	E-Mini MSCI Emerging June 2009	387,998
		(Underlying Face Amount at Value $1,687,590)
	17	S&P E-Mini Future June 2009	3,188
		(Underlying Face Amount at Value $14,790,000)

		Total Net Unrealized Gain from Open Long Futures Contracts	$ 320,686

		OPEN SHORT FUTURES CONTRACTS
	66	US 10 Year Note June 2009	15,713
		(Underlying Face Amount at Value $5,397,568)
	36	US Long Bond Future June 2009	85,218
		(Underlying Face Amount at Value $4,412,268)

		Total Net Unrealized Gain from Open Short Futures Contracts	$ 100,931

		Total Net Unrealized Gain from Open Futures Contracts	$ 421,617

	Number of
	Contracts***		Value
		SCHEDULE OF OPTIONS WRITTEN
	200	CBOE SPX Volatility Index - Put	$ 32,200
		Expiration May 2009, Exercise Price $35
	255	CBOE SPX Volatility Index - Put	70,125
		Expiration May 2009, Exercise Price $37.50
	200	CBOE SPX Volatility Index - Put	14,000
		Expiration May 2009, Exercise Price $32.50
	50	S&P 500 Index E-Mini - Call	136,750
		Expiration June 2009, Exercise Price $850
	50	S&P 500 Index E-Mini - Put	13,750
		Expiration June 2009, Exercise Price $700
	50	S&P 500 Index E-Mini - Put	20,500
		Expiration June 2009, Exercise Price $730
	50	S&P 500 Index E-Mini - Put	31,750
		Expiration June 2009, Exercise Price $765
	50	S&P 500 Index E-Mini Future - Put	93,750
		Expiration September 2009, Exercise Price $770
	50	S&P 500 Index E-Mini - Put	98,000
		Expiration December 2009, Exercise Price $710
	50	S&P 500 Index E-Mini - Put	195,000
		Expiration December 2009, Exercise Price $830
	50	S&P 500 Index E-Mini - Call	199,000
		Expiration May 2009, Exercise Price $795
	50	S&P 500 Index E-Mini - Put	1,875
		Expiration May 2009, Exercise Price $700
	50	S&P 500 Index E-Mini - Put	5,750
		Expiration May 2009, Exercise Price $760
	50	S&P 500 Index E-Mini - Put	58,750
		Expiration May 2009, Exercise Price $870
	100	S&P 500 Index E-Mini Future - Call	337,000
		Expiration September 2009, Exercise Price $875
	100	S&P 500 Index E-Mini Future - Call	232,000
		Expiration September 2009, Exercise Price $920
	100	S&P 500 Index E-Mini - Call	376,000
		Expiration May 2009, Exercise Price $800
	150	S&P 500 Index E-Mini - Call	586,500
		Expiration June 2009, Exercise Price $815
	150	S&P 500 Index E-Mini Future - Call	743,250
		Expiration September 2009, Exercise Price $820
	150	S&P 500 Index E-Mini - Call	516,750
		Expiration December 2009, Exercise Price $910
	150	S&P 500 Index E-Mini - Call	91,500
		Expiration May 2009, Exercise Price $895

		Total Options Written (Proceeds $3,814,730)	$ 3,854,200

	*** Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

			Unrealized
			Gain / (Loss)
		EQUITY BASKET SWAP
		Short Equity Basket Swap, Goldman Sachs - 13 month agreement
		to receive depreciation of custom stock basket vs. appreciation of
		custom stock basket plus 1month LIBOR - 70 Bps.
		(Notional Amount $11,397,917)	$ (44,938)

		Total Net Unrealized Loss from Equity Basket Swap	$ (44,938)

		VARIANCE SWAPS
		Nikkei 225 Variance Swap, Goldman Sachs - May 08 2009
		to receive payment if realized volatility for duration of agreement is
		less than strike price, to make payment if realized volatility for duration
		of agreement is higher than strike price
		(Notional Amount $705,966)	$ 361,893

		Nikkei 225 Variance Swap, Goldman Sachs - May 08 2009
		to receive payment if realized volatility for duration of agreement is
		less than strike price, to make payment if realized volatility for duration
		of agreement is higher than strike price
		(Notional Amount $532,469)	71,683

		Total Net Unrealized Gain from Variance Swaps	$ 433,576

		Total Net Unrealized Gain on Swap Agreements	$ 388,638

	Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and
	semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad level listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.

	The following is a summary of the inputs used as of April 30, 2009 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securites ($)	Other Financial Instruments * ($)
Level 1- Quoted Prices	40,650,206	(3,432,583)
Level 2 - Other Significant Observable Inputs	31,001,308	388,638
Level 3 - Significant Unobservable Inputs	0
Total	71,651,514	(3,043,945)
* Other financial instruments include futures, forwards, swap contracts and options written.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

6/26/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

6/26/09

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/26/09